FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended : September 30, 2006

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September 30, 2006
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:		$114627

FORM 13F INFORMATION TABLE

Name of Issuer
Title of Class
Cusip
Value
(1,000)
Shares
Investment Discretion
Managers Voting Authority






Sole
Shared
None
AMERICAN EXPRESS C
COM
025816109
    2804
50000
DEFINED 01
X


ADP
COM
035035103
    4379
92500
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
    4433
250000
DEFINED 01
X


ARCH COAL INC
COM
025816109
   1735
60000
DEFINED 01
X


ARRAY BIOPHARMA
COM
04269X105
     852
100000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   2820
43000
DEFINED 01
X


CHEVRON
COM
166764100
   649
10000
DEFINED 01
X


CISCO SYSTEMS
COM
17275R102
   3450
150000
DEFINED 01
X


COMCAST
COM
200300200
   1634
44400
DEFINED 01
X


COMCAST Sp Cl A
COM
20030N200
    1104
30000
DEFINED 01
X


COMCAST CL A
COM
20030N101
    534
14484
DEFINED 01
X


DAVITA INC
COM
23918K108
   2894
50000
DEFINED 01
X


DENISON MINES
COM
248358103
   6657
444100
DEFINED 01
X


DIRECTV GROUP
COM
25459l106
   5412
275000
DEFINED 01
X


EQUIFAX
COM
294429105
    4490
122300
DEFINED 01
X


EOG RESOURCES
COM
26875P101
    2901
 44600
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    2518
 71400
DEFINED 01
X


EXCEL MARITIME CAR
COM
V3267N107
     940
79300
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
     766
78600
DEFINED 01
X


GLACIER WATER
COM
376395109
    1013
37500
DEFINED 01
X


INTEL CORP
COM
458140100
   3600
175000
DEFINED 01
X


INTL BUS MACH
COM
459200101
   5736
70000
DEFINED 01
X


INTL RECTIFIER
COM
460254105
   1742
50000
DEFINED 01
X


3M
COM
88579Y101
   5209
70000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
   363
16150
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
   282
10000
DEFINED 01
X


MERCK
COM
589331107
   2095
50000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
   2479
1620000
DEFINED 01
X


NEOGEN CORP
COM
640491106
   2163
100000
DEFINED 01
X


NOMURA HOLDINGS
COM
655335208
  2846
161900
DEFINED 01
X


PFIZER
COM
717081103
   2836
100000
DEFINED 01
X


PHOTON DYNAMICS
COM
719364101
   1327
100000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
 20168
437000
DEFINED 01
X


RUDOLPH TECHNOLO
COM
781270103
   1833
100000
DEFINED 01
X


TELECOM NEW ZEALA
SP ADR
879278208
  1682
75000
DEFINED 01
X


VERIZON
COM
92343V104
  4641
125000
DEFINED 01
X


WESTAR ENERGY INC
COM
95709T100
   940
40000
DEFINED 01
X


ZIMMER HOLDINGS IN
COM
98956P102
  2700
40000
DEFINED 01
X




TOTAL						       114627